Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue, net of discounts	$ 1,423	$ 3,303	$ 5,456	$ 10,154		$ 29,985
Gross profit	1,423	3,303	5,456	10,154		29,985
Operating expenses
Compensation expense	143,578	111,661	255,241	219,155	382,476	253,844
Selling, general and administrative expenses	432,259	370,637	909,087	766,820	906,815	2,186,571
Total operating expenses	575,837	482,298	1,164,328	985,975	1,289,291	2,440,415
Operating loss	(574,414)	(478,995)	(1,158,872)	(975,821)	(1,289,291)	(2,410,430)
Other income (expenses)
Gain (loss) on sale of equipment	(20,788)	1,550	(48,328)	4,150		(56,751)
Miscellaneous income					88,876	215,206
PPP loan forgiveness	471,300		471,300		812,325
Interest expense, net	(515,534)	(1,384,916)	(1,301,429)	(2,096,033)	(3,348,103)	(5,919,257)
Total other income (expenses), net	(65,022)	(1,383,366)	(878,457)	(2,091,883)	(2,446,902)	(5,760,802)
Loss from continuing operations before income taxes	(639,436)	(1,862,361)	(2,037,329)	(3,067,704)	(3,736,193)	(8,171,232)
Income taxes expense (benefit)					(111,950)
Net loss	(639,436)	(1,862,361)	(2,037,329)	(3,067,704)	(3,848,143)	(8,171,232)
Preferred stock dividends		(23,206)		(46,415)	(93,345)	(90,732)
Net loss attributable to common shareholders	$ (639,436)	$ (1,885,567)	$ (2,037,329)	$ (3,114,119)	$ (3,941,488)	$ (8,261,964)
Basic and diluted loss per common share
Earnings Per Share, Diluted	$ (0.02)	$ (0.06)	$ (0.06)	$ (0.09)	$ (0.12)	$ (0.25)
Weighted Average Number of Shares Outstanding, Diluted	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288